Segment Information (Details 1) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Number of reportable segments									3
Total sales	$ 5,694	$ 5,979	$ 5,896	$ 5,957	$ 6,108	$ 5,984	$ 6,039	$ 5,848	$ 23,526	$ 23,979	$ 24,661
Operating income	$ 689	$ 794	$ 813	$ 780	$ 762	$ 769	$ 820	$ 845	3,076	3,196	3,123
Operating Segments
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									2,920	3,099	3,080
Operating Segments | Aerospace Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									9,940	9,910	9,999
Operating income									1,205	1,285	1,214
Operating Segments | Mission Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									10,674	11,001	11,468
Operating income									1,410	1,557	1,619
Operating Segments | Technology Services
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									4,819	4,902	4,992
Operating income									514	461	464
Intersegment Eliminations [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									1,907	1,834	1,798
Operating income									209	204	217
Intersegment Eliminations [Member] | Aerospace Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									221	166	138
Operating income									27	21	17
Intersegment Eliminations [Member] | Mission Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									781	842	834
Operating income									97	115	133
Intersegment Eliminations [Member] | Technology Services
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales									905	826	826
Operating income									85	68	67
Net FAS/CAS pension adjustment Income (Expense) [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									348	269	168
Corporate, Non-Segment [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									(190)	(169)	(119)
Segment Reconciling Items [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									(2)	$ (3)	$ (6)
State tax methods change [Member] | Corporate, Non-Segment [Member]
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Operating income									$ 21